Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and other payables
17	Trade and other payables

	2018	2017	2016
Current	£’000	£’000	£’000
Trade payables	286	2,271	3,268
Other payables	-	1,141	1,166
Accruals	1,025	3,090	2,003
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,311	6,502	6,437

Tax and social security	347	359	670
Deferred revenue and government grants	445	1,141	1,300
Total trade and other payables	2,103	8,002	8,407

Book values approximate to fair value at 31 December 2018, 2017 and 2016.

All current trade and other payables are payable within 3 months of the period end date shown above.

Government grants

The Group received development grant funding from the European Union under the Horizon 2020 “Nanofacturing” project, a European Union funded programme to develop a scalable manufacturing platform for the production of nanopharmaceutical products.  Midatech participated in this programme, along with seven other entities, through two Group companies, Midatech Pharma España SL (“MPE”), which acted as project coordinator, and Midatech Limited (“MTL”). The project commenced in February 2015 and completed in January 2019. £1,610k (2017: £840k, 2016: £547k) of revenue has been recognised during the year in relation to this project and £124k (2017: £1.11m, 2016: £1.24m) of the deferred revenue balance relates to funds received but not yet recognised.

Government grants/loans in Spain

Five tranches of government loans have been received by Midatech Pharma España SL for the finance of research, technical innovation and the construction of their laboratory. The loans are term loans which carry an interest rate below the market rate, and are repayable over periods through to 2022. The loans carry default interest rates in the event of scheduled repayments not being met. On initial recognition, the loans are discounted at a market rate of interest with the credit being classified as a grant within deferred revenue. The deferred grant revenue is released to the consolidated statement of comprehensive income within research and development costs in the period to which the expenditure is recognised.

The debt element of the government loans is designated within note 18 as borrowings, the gross contractual repayment of the loans is disclosed in note 21.